Membership Interests (Schedule Of Distributions Paid) (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Oct. 25, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends Payable [Line Items]
Amount	$ 32	$ 30	$ 237	$ 237	$ 230	$ 436
Payment One FY 2017 [Member]
Dividends Payable [Line Items]
Declaration Date				Jul. 26, 2017
Payment Date				Aug. 01, 2017
Amount				$ 65
Payment Two FY 2017 [Member]
Dividends Payable [Line Items]
Declaration Date				Apr. 26, 2017
Payment Date				Apr. 27, 2017
Amount				$ 86
Payment Three FY 2017 [Member]
Dividends Payable [Line Items]
Declaration Date				Mar. 22, 2017
Payment Date				Mar. 24, 2017
Amount				$ 86
Payment One FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date				Oct. 26, 2016
Payment Date				Oct. 27, 2016
Amount				$ 41
Payment Two FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date				Jul. 27, 2016
Payment Date				Aug. 11, 2016
Amount				$ 68
Payment Three FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date				Apr. 27, 2016
Payment Date				May 11, 2016
Amount				$ 65
Payment Four FY 2016 [Member]
Dividends Payable [Line Items]
Declaration Date				Feb. 24, 2016
Payment Date				Feb. 25, 2016
Amount				$ 56